CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 300,500		$ 9,008	$ 309,508
Beginning balance, shares at Dec. 31, 2018	10,000
Loan Forgiveness		412,701		412,701
Net Income (loss)			(774,792)	(774,792)
Ending balance, value at Dec. 31, 2019	$ 300,500	412,701	(765,784)	(52,583)
Ending balance, shares at Dec. 31, 2019	10,000
Loan Forgiveness		25,000		25,000
Net Income (loss)			(628,469)	(628,469)
Ending balance, value at Dec. 31, 2020	$ 300,500	437,701	(1,394,253)	(656,052)
Ending balance, shares at Dec. 31, 2020	10,000
Ending balance, value at Dec. 31, 2020	$ 300,500	$ 437,701	$ (1,394,253)	$ (656,052)
Ending balance, shares at Dec. 31, 2020	10,000